SHAREHOLDERS' EQUITY - Stock Option Fair Value Assumptions (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) year	Dec. 31, 2019 CAD ($) year	Dec. 31, 2018 USD ($) year	Dec. 31, 2018 CAD ($) year
Share Capital, Reserves, And Other Equity Interest [Abstract]
Risk-free interest rate	1.60%	1.60%	2.30%	2.30%
Expected volatility	30.00%	30.00%	30.00%	30.00%
Dividend yield	2.10%	2.10%	6.00%	6.00%
Expected option life (years) | year	5	5	5	5
Share price (in Canadian dollars)		$ 37.37		$ 39.40
Exercise price (in Canadian dollars)	$ 37.80	37.80	$ 40.33	40.33
Weighted average fair value per option granted (in Canadian dollars)		$ 5.98		$ 4.03